RELATED PARTY TRANSACTIONS - Narrative (Details) - SFL Leases - vessel	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2015
Related Party Transaction [Line Items]
Number of vessels sold and leased back	1
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Related Party Transaction [Line Items]
Number of vessels sold and leased back	8	8